GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                           FutureFunds Series Account
                          Semi-Annual Report Form N-30D
                               File No. 811-03972

         The information required to be contained in this report for the period ending December 31, 2001 includes the following previously filed annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference:

Artisan Funds, Inc. - Artisan International Fund
File No. 811-08932
Form N-30D
Filed via EDGAR and accepted on March 4, 2002
Accession No. 0000948221-02-000198